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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC 20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


/s/ Sudhir Krishnamurthi               Washington, DC                May 5, 2011
------------------------------------   ---------------------------   -----------
            [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               11

Form 13F Information Table Value Total:         $178,027

                                           (in Thousands)

List of Other Included Managers: None

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                              13F INFORMATION TABLE

        ITEM 1               ITEM 2          ITEM 3     ITEM 4           ITEM 5            ITEM 6   ITEM 7          ITEM 8
---------------------   ----------------   ---------   -------   ----------------------   -------   ------   --------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE      SH/PRN    SH/   PUT/   INVSTMT    OTHER   --------------------
ISSUER                   TITLE OF CLASS      CUSIP     (x1000)     AMOUNT    PRN   CALL   DISCRTN    MGRS    SOLE   SHARED   NONE
------                  ----------------   ---------   -------   ---------   ---   ----   -------   ------   ----   ------   ----
ISHARES TR INDEX        FTSE XNHUA IDX     464287184    15,566     346,218   SH           SOLE                 X
ISHARES INC             MSCI BRAZIL        464286400    10,023     129,360   SH           SOLE                 X
ISHARES INC             MSCI CHILE INVES   464286640     2,320      32,300   SH           SOLE                 X
ISHARES TR INDEX        MSCI EMERG MKT     464287234    12,737     261,590   SH           SOLE                 X
ISHARES INC             MSCI MALAYSIA      464286830    12,429     841,500   SH           SOLE                 X
ISHARES INC             MSCI MEX INVEST    464286822    10,614     168,875   SH           SOLE                 X
ISHARES INC             MSCI S KOREA       464286772    51,988     807,900   SH           SOLE                 X
ISHARES INC             MSCI TAIWAN        464286731    37,571   2,526,650   SH           SOLE                 X
ISHARES INC             MSCI TURKEY FD     464286715     1,902      29,800   SH           SOLE                 X
MARKET VECTORS ETF TR   INDONESIA ETF      57060U753     3,458     115,500   SH           SOLE                 X
SPDR INDEX SHS FDS      EUROPE ETF         78463X608    19,419     355,000   SH           SOLE                 X